Prepayments and Other Assets, Net - Schedule of Prepayments and Other Assets, Net (Details) - USD ($)		Mar. 31, 2025	Sep. 30, 2024
Schedule of Prepayments and Other Assets, Net [Abstract]
Prepaid rents		$ 6,942	$ 12,273
Prepaid service fee	[1]	76,860	145,094
E-commerce business	[2]	10,427,217	2,133,498
Advance to employees	[3]	39,375	62,710
Security deposits		92,064	73,714
Prepaid board compensation		10,000	10,000
Others	[4]	5,964	3,243
Prepayment and other assets, net		10,658,422	2,440,532
Including:
Prepayment and other current assets, net		10,622,174	2,376,081
Prepayments and other non-current assets, net		$ 36,248	$ 64,451

[1]	The prepaid service fee represents the prepayment for third party service, that will be amortized over one to three years.
[2]	Prepayment for e-commerce business primarily included prepayments for goods purchase and advertising.
[3]	Advance to employees was provided to staff for travelling and business-related use and are expensed as incurred.
[4]	Others primarily included funds deposited in payment platforms such as Alipay and WeChat.